Risk management - Non-derivative financial instruments to transition to alternative benchmarks (Details) - Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] - EUR (€)
€ in Millions
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	€ 41,196	€ 38,963
Financial Liabilities, Carrying Value	2,310	4,873
Off balance sheet commitments	19,630	16,111
GBP LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	6,825	6,912
Financial Liabilities, Carrying Value	424	259
Off balance sheet commitments	3,798	3,732
USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	33,703	30,959
Financial Liabilities, Carrying Value	1,459	3,796
Off balance sheet commitments	12,445	9,376
CHF LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	243	345
Financial Liabilities, Carrying Value	50	42
Off balance sheet commitments	404	321
JPY LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	225	225
Financial Liabilities, Carrying Value	33	41
Off balance sheet commitments	136	79
EUR LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	200	422
Financial Liabilities, Carrying Value		8
Off balance sheet commitments	2,808	2,564
EONIA [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value		100
Financial Liabilities, Carrying Value	344	728
Off balance sheet commitments	€ 39	€ 39